UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Trend Fund

September 30, 2004

1.808771.100

TRE-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.1%
Johnson Controls, Inc.	7,900	$ 449
Automobiles - 0.4%
General Motors Corp.	31,200	1,325
Harley-Davidson, Inc.	16,800	999
Toyota Motor Corp.	22,400	855
		3,179
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. unit	32,000	1,513
Hilton Hotels Corp.	27,100	511
International Game Technology	49,400	1,776
Kerzner International Ltd. (a)	22,300	981
Mandalay Resort Group	8,900	611
McDonald's Corp.	95,500	2,677
Royal Caribbean Cruises Ltd.	20,200	881
Starwood Hotels & Resorts Worldwide, Inc. unit	55,600	2,581
		11,531
Household Durables - 0.1%
D.R. Horton, Inc.	13,800	457
Toll Brothers, Inc. (a)	10,500	486
		943
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	36,300	3,337
Leisure Equipment & Products - 0.1%
Brunswick Corp.	12,000	549
Eastman Kodak Co.	17,100	551
		1,100
Media - 3.7%
Clear Channel Communications, Inc.	39,512	1,232
Comcast Corp. Class A (a)	39,914	1,127
Fox Entertainment Group, Inc. Class A (a)	24,100	669
Gannett Co., Inc.	20,900	1,751
JC Decaux SA (a)	60,357	1,374
Lamar Advertising Co. Class A (a)	42,700	1,777
McGraw-Hill Companies, Inc.	17,100	1,363
News Corp. Ltd. sponsored ADR	70,032	2,194
NTL, Inc. (a)	7,354	456
Omnicom Group, Inc.	5,200	380
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	252,800	2,538
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The DIRECTV Group, Inc. (a)	103,200	$ 1,815
Time Warner, Inc. (a)	354,450	5,721
Univision Communications, Inc. Class A (a)	48,600	1,536
Viacom, Inc.:
Class A	21,350	726
Class B (non-vtg.)	73,950	2,482
Walt Disney Co.	160,700	3,624
		30,765
Multiline Retail - 1.1%
Federated Department Stores, Inc.	8,200	373
JCPenney Co., Inc.	50,300	1,775
Kmart Holding Corp. (a)	11,400	997
Kohl's Corp. (a)	27,700	1,335
Nordstrom, Inc.	37,900	1,449
Target Corp.	74,200	3,358
		9,287
Specialty Retail - 1.4%
American Eagle Outfitters, Inc.	34,200	1,260
Home Depot, Inc.	171,700	6,731
Lowe's Companies, Inc.	30,900	1,679
Staples, Inc.	54,900	1,637
Toys 'R' Us, Inc. (a)	18,500	328
		11,635
Textiles Apparel & Luxury Goods - 0.7%
Coach, Inc. (a)	13,700	581
NIKE, Inc. Class B	37,600	2,963
Polo Ralph Lauren Corp. Class A	55,600	2,022
		5,566
TOTAL CONSUMER DISCRETIONARY		77,792
CONSUMER STAPLES - 9.5%
Beverages - 1.8%
Anheuser-Busch Companies, Inc.	40,400	2,018
PepsiCo, Inc.	121,470	5,910
The Coca-Cola Co.	159,700	6,396
		14,324
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.3%
Albertsons, Inc.	53,800	$ 1,287
Costco Wholesale Corp.	26,900	1,118
CVS Corp.	85,900	3,619
Safeway, Inc. (a)	79,711	1,539
Sysco Corp.	5,700	171
Wal-Mart Stores, Inc.	337,900	17,976
Walgreen Co.	46,200	1,655
		27,365
Food Products - 0.8%
H.J. Heinz Co.	35,100	1,264
Hershey Foods Corp.	20,600	962
Kellogg Co.	37,800	1,613
Smithfield Foods, Inc. (a)	18,100	453
The J.M. Smucker Co.	20,700	919
Wm. Wrigley Jr. Co.	21,600	1,367
		6,578
Household Products - 1.9%
Colgate-Palmolive Co.	15,300	691
Kimberly-Clark Corp.	36,500	2,358
Procter & Gamble Co.	228,600	12,372
		15,421
Personal Products - 0.8%
Avon Products, Inc.	32,800	1,433
Estee Lauder Companies, Inc. Class A	12,800	535
Gillette Co.	115,800	4,833
		6,801
Tobacco - 0.9%
Altria Group, Inc.	160,800	7,564
TOTAL CONSUMER STAPLES		78,053
ENERGY - 7.5%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	12,500	547
BJ Services Co.	33,500	1,756
ENSCO International, Inc.	52,300	1,709
Halliburton Co.	69,900	2,355
Nabors Industries Ltd. (a)	20,700	980
National-Oilwell, Inc. (a)	48,100	1,581
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp. (a)	25,800	$ 1,160
Schlumberger Ltd. (NY Shares)	41,400	2,787
Transocean, Inc. (a)	44,800	1,603
Weatherford International Ltd. (a)	16,200	827
		15,305
Oil & Gas - 5.6%
Anadarko Petroleum Corp.	15,200	1,009
Burlington Resources, Inc.	53,800	2,195
ChevronTexaco Corp.	161,638	8,670
ConocoPhillips	55,068	4,562
Delta Petroleum Corp. (a)	35,000	456
Exxon Mobil Corp.	492,030	23,780
Frontline Ltd. (NY Shares)	18,600	878
Kinder Morgan, Inc.	10,200	641
Occidental Petroleum Corp.	39,200	2,192
Ultra Petroleum Corp. (a)	6,100	299
Valero Energy Corp.	11,200	898
Williams Companies, Inc.	43,800	530
		46,110
TOTAL ENERGY		61,415
FINANCIALS - 17.6%
Capital Markets - 2.4%
Ameritrade Holding Corp. (a)	38,200	459
Bank of New York Co., Inc.	40,600	1,184
Bear Stearns Companies, Inc.	14,200	1,366
Charles Schwab Corp.	38,900	357
Goldman Sachs Group, Inc.	20,600	1,921
Lehman Brothers Holdings, Inc.	34,600	2,758
Merrill Lynch & Co., Inc.	87,700	4,360
Morgan Stanley	107,800	5,315
Northern Trust Corp.	26,600	1,085
State Street Corp.	13,900	594
		19,399
Commercial Banks - 4.3%
Bank of America Corp.	382,622	16,579
M&T Bank Corp.	14,100	1,349
SunTrust Banks, Inc.	6,700	472
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	90,100	$ 2,604
Wachovia Corp.	130,523	6,128
Wells Fargo & Co.	144,400	8,611
		35,743
Consumer Finance - 1.5%
American Express Co.	122,800	6,319
Capital One Financial Corp.	31,900	2,357
First Marblehead Corp.	23,900	1,109
MBNA Corp.	63,600	1,603
SLM Corp.	28,200	1,258
		12,646
Diversified Financial Services - 3.7%
CIT Group, Inc.	36,100	1,350
Citigroup, Inc.	391,477	17,272
J.P. Morgan Chase & Co.	290,888	11,557
		30,179
Insurance - 4.1%
ACE Ltd.	84,200	3,373
AFLAC, Inc.	58,500	2,294
Allstate Corp.	25,300	1,214
AMBAC Financial Group, Inc.	12,000	959
American International Group, Inc.	252,337	17,156
Hartford Financial Services Group, Inc.	26,800	1,660
Marsh & McLennan Companies, Inc.	20,100	920
MBIA, Inc.	8,000	466
MetLife, Inc.	76,600	2,961
Prudential Financial, Inc.	45,800	2,154
XL Capital Ltd. Class A	12,200	903
		34,060
Real Estate - 0.2%
CenterPoint Properties Trust (SBI)	3,600	157
Equity Residential (SBI)	25,300	784
Pan Pacific Retail Properties, Inc.	9,600	519
Spirit Financial Corp. (d)	40,000	400
		1,860
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	41,002	1,615
Fannie Mae	38,700	2,454
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac	53,400	$ 3,484
Golden West Financial Corp., Delaware	13,100	1,453
MGIC Investment Corp.	13,000	865
The PMI Group, Inc.	10,500	426
Washington Mutual, Inc.	20,100	786
		11,083
TOTAL FINANCIALS		144,970
HEALTH CARE - 14.7%
Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc.	77,800	448
Amgen, Inc. (a)	95,000	5,385
Biogen Idec, Inc. (a)	35,100	2,147
CSL Ltd.	59,500	1,230
Genentech, Inc. (a)	59,100	3,098
Gilead Sciences, Inc. (a)	17,200	643
Millennium Pharmaceuticals, Inc. (a)	73,200	1,004
OSI Pharmaceuticals, Inc. (a)	10,000	615
Pharmion Corp.	31,000	1,603
QIAGEN NV (a)	40,600	465
Seattle Genetics, Inc. (a)	60,700	399
		17,037
Health Care Equipment & Supplies - 3.5%
Alcon, Inc.	11,500	922
Bausch & Lomb, Inc.	9,300	618
Baxter International, Inc.	52,300	1,682
Becton, Dickinson & Co.	20,700	1,070
Biomet, Inc.	22,000	1,031
Boston Scientific Corp. (a)	64,200	2,551
C.R. Bard, Inc.	17,000	963
Cooper Companies, Inc.	15,700	1,076
Dade Behring Holdings, Inc. (a)	19,000	1,059
Fisher Scientific International, Inc. (a)	54,500	3,179
Guidant Corp.	28,900	1,909
Medtronic, Inc.	98,300	5,102
Ocular Sciences, Inc. (a)	19,400	931
ResMed, Inc. (a)	9,600	457
St. Jude Medical, Inc. (a)	29,700	2,236
Stryker Corp.	13,000	625
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Synthes, Inc.	8,320	$ 909
Thermo Electron Corp. (a)	43,700	1,181
Waters Corp. (a)	18,400	811
Zimmer Holdings, Inc. (a)	11,200	885
		29,197
Health Care Providers & Services - 1.8%
Aetna, Inc.	15,600	1,559
Anthem, Inc. (a)	9,100	794
Cardinal Health, Inc.	12,950	567
Caremark Rx, Inc. (a)	37,800	1,212
Cerner Corp. (a)	11,600	502
CIGNA Corp.	7,200	501
Lincare Holdings, Inc. (a)	9,600	285
McKesson Corp.	34,800	893
PacifiCare Health Systems, Inc. (a)	22,800	837
UnitedHealth Group, Inc.	84,300	6,216
WebMD Corp. (a)	150,800	1,050
		14,416
Pharmaceuticals - 7.3%
Abbott Laboratories	103,100	4,367
Bristol-Myers Squibb Co.	83,600	1,979
Elan Corp. PLC sponsored ADR (a)	49,600	1,161
Eli Lilly & Co.	85,400	5,128
Forest Laboratories, Inc. (a)	6,100	274
Johnson & Johnson	242,300	13,649
Merck & Co., Inc.	128,500	4,241
Pfizer, Inc.	644,295	19,715
Schering-Plough Corp.	124,400	2,371
Sepracor, Inc. (a)	26,000	1,268
Wyeth	169,900	6,354
		60,507
TOTAL HEALTH CARE		121,157
INDUSTRIALS - 12.7%
Aerospace & Defense - 3.3%
BE Aerospace, Inc. (a)	43,900	399
DRS Technologies, Inc. (a)	13,900	520
EADS NV	32,922	873
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	26,600	$ 702
General Dynamics Corp.	19,600	2,001
Goodrich Corp.	30,300	950
Honeywell International, Inc.	228,700	8,201
Lockheed Martin Corp.	18,700	1,043
Northrop Grumman Corp.	47,042	2,509
Precision Castparts Corp.	43,900	2,636
Raytheon Co.	26,400	1,003
Rockwell Collins, Inc.	29,200	1,084
The Boeing Co.	71,400	3,686
United Technologies Corp.	20,100	1,877
		27,484
Air Freight & Logistics - 1.6%
CNF, Inc.	12,500	512
FedEx Corp.	42,400	3,633
Ryder System, Inc.	10,000	470
United Parcel Service, Inc. Class B	108,000	8,199
		12,814
Airlines - 0.1%
Continental Airlines, Inc. Class B (a)	38,700	330
JetBlue Airways Corp. (a)	15,166	317
		647
Building Products - 0.3%
American Standard Companies, Inc. (a)	67,500	2,626
Commercial Services & Supplies - 0.6%
Career Education Corp. (a)	32,710	930
Cendant Corp.	31,000	670
Monster Worldwide, Inc. (a)	17,800	439
Robert Half International, Inc.	24,800	639
Strayer Education, Inc.	7,000	805
Waste Management, Inc.	63,900	1,747
		5,230
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	25,600	727
Fluor Corp.	10,500	467
		1,194
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Emerson Electric Co.	14,400	$ 891
Industrial Conglomerates - 4.9%
3M Co.	41,700	3,335
General Electric Co.	868,400	29,159
Tyco International Ltd.	241,800	7,414
		39,908
Machinery - 1.4%
Astec Industries, Inc. (a)	30,900	591
Caterpillar, Inc.	22,000	1,770
Cummins, Inc.	19,400	1,433
Danaher Corp.	18,400	944
Dover Corp.	29,300	1,139
Ingersoll-Rand Co. Ltd. Class A	26,100	1,774
ITT Industries, Inc.	31,300	2,504
Navistar International Corp. (a)	11,300	420
Timken Co.	23,600	581
		11,156
Road & Rail - 0.3%
Norfolk Southern Corp.	43,700	1,300
Union Pacific Corp.	16,800	984
		2,284
TOTAL INDUSTRIALS		104,234
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 3.0%
Adtran, Inc.	12,600	286
Alvarion Ltd. (a)	32,900	426
Avaya, Inc. (a)	16,600	231
CIENA Corp. (a)	25,800	51
Cisco Systems, Inc. (a)	516,000	9,340
Comverse Technology, Inc. (a)	71,700	1,350
Harris Corp.	21,800	1,198
Juniper Networks, Inc. (a)	18,900	446
Lucent Technologies, Inc. (a)	87,400	277
Motorola, Inc.	226,800	4,091
Nokia Corp. sponsored ADR	29,900	410
Powerwave Technologies, Inc. (a)	51,000	314
QUALCOMM, Inc.	152,100	5,938
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Redback Networks, Inc. (a)	46,000	$ 240
Scientific-Atlanta, Inc.	11,300	293
Sonus Networks, Inc. (a)	30,400	171
		25,062
Computers & Peripherals - 3.3%
Apple Computer, Inc. (a)	31,200	1,209
Dell, Inc. (a)	211,300	7,522
EMC Corp. (a)	183,500	2,118
Hewlett-Packard Co.	124,000	2,325
International Business Machines Corp.	138,400	11,866
Lexmark International, Inc. Class A (a)	4,600	386
Seagate Technology	64,200	868
Sun Microsystems, Inc. (a)	214,700	867
		27,161
Electronic Equipment & Instruments - 0.4%
Amphenol Corp. Class A (a)	98,100	3,361
Solectron Corp. (a)	36,300	180
		3,541
Internet Software & Services - 0.7%
Google, Inc. Class A	5,200	674
Websense, Inc. (a)	8,500	354
Yahoo!, Inc. (a)	141,300	4,791
		5,819
IT Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	26,600	1,481
Automatic Data Processing, Inc.	29,900	1,235
Ceridian Corp. (a)	20,800	383
Cognizant Technology Solutions Corp. Class A (a)	77,000	2,349
Computer Sciences Corp. (a)	21,400	1,008
First Data Corp.	37,405	1,627
SRA International, Inc. Class A (a)	45,800	2,361
		10,444
Office Electronics - 0.1%
Xerox Corp. (a)	25,800	363
Semiconductors & Semiconductor Equipment - 2.7%
Altera Corp. (a)	73,100	1,431
Analog Devices, Inc.	18,800	729
Applied Materials, Inc. (a)	126,300	2,083
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A (a)	10,200	$ 278
FormFactor, Inc. (a)	22,300	432
Intel Corp.	513,800	10,307
KLA-Tencor Corp. (a)	8,400	348
Lam Research Corp. (a)	8,700	190
Linear Technology Corp.	11,000	399
Marvell Technology Group Ltd. (a)	36,400	951
Maxim Integrated Products, Inc.	12,800	541
Micron Technology, Inc. (a)	29,600	356
National Semiconductor Corp. (a)	14,600	226
PMC-Sierra, Inc. (a)	39,500	348
Silicon Laboratories, Inc. (a)	8,600	285
Teradyne, Inc. (a)	73,100	980
Texas Instruments, Inc.	100,700	2,143
		22,027
Software - 4.3%
Autodesk, Inc.	20,100	977
Computer Associates International, Inc.	25,200	663
Microsoft Corp.	958,200	26,494
Oracle Corp. (a)	498,900	5,628
Siebel Systems, Inc. (a)	50,300	379
Symantec Corp. (a)	25,800	1,416
		35,557
TOTAL INFORMATION TECHNOLOGY		129,974
MATERIALS - 3.1%
Chemicals - 1.5%
Dow Chemical Co.	97,600	4,410
E.I. du Pont de Nemours & Co.	40,400	1,729
Lyondell Chemical Co.	124,800	2,803
Olin Corp.	34,500	690
Praxair, Inc.	65,400	2,795
		12,427
Containers & Packaging - 0.4%
Packaging Corp. of America	56,200	1,375
Smurfit-Stone Container Corp. (a)	75,800	1,468
		2,843
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.0%
Alcoa, Inc.	59,800	$ 2,009
Freeport-McMoRan Copper & Gold, Inc. Class B	28,000	1,134
Inco Ltd. (a)	30,100	1,178
Newmont Mining Corp.	52,600	2,395
Nucor Corp.	7,600	694
Peabody Energy Corp.	11,700	696
United States Steel Corp.	12,500	470
		8,576
Paper & Forest Products - 0.2%
International Paper Co.	48,500	1,960
TOTAL MATERIALS		25,806
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 3.5%
ALLTEL Corp.	16,000	879
BellSouth Corp.	164,100	4,450
Citizens Communications Co.	67,300	901
Qwest Communications International, Inc. (a)	189,000	629
SBC Communications, Inc.	358,800	9,311
Sprint Corp.	127,200	2,561
Verizon Communications, Inc.	251,600	9,908
		28,639
Wireless Telecommunication Services - 1.0%
AT&T Wireless Services, Inc. (a)	208,300	3,079
Crown Castle International Corp. (a)	76,500	1,138
Nextel Communications, Inc. Class A (a)	102,600	2,446
Nextel Partners, Inc. Class A (a)	90,000	1,492
Vodafone Group PLC sponsored ADR	17,000	410
		8,565
TOTAL TELECOMMUNICATION SERVICES		37,204
UTILITIES - 1.2%
Electric Utilities - 0.8%
Entergy Corp.	23,900	1,449
Exelon Corp.	36,700	1,347
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PG&E Corp. (a)	85,700	$ 2,605
TXU Corp.	23,100	1,107
		6,508
Multi-Utilities & Unregulated Power - 0.4%
AES Corp. (a)	53,100	530
Constellation Energy Group, Inc.	13,300	530
Dominion Resources, Inc.	25,900	1,690
NRG Energy, Inc. (a)	33,100	892
		3,642
TOTAL UTILITIES		10,150
TOTAL COMMON STOCKS (Cost $738,264)		790,755
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 7.25%	14,800	1,531
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (e)	62,000	217
TOTAL PREFERRED STOCKS (Cost $1,844)		1,748
Corporate Bonds - 0.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Corning, Inc. 0% 11/8/15	$ 800	632
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
PEI Holdings, Inc. 11% 3/15/10	$ 10	$ 12
TOTAL CORPORATE BONDS (Cost $492)		644
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 1.74% (b)	26,474,752	26,475
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	340,600	341
TOTAL MONEY MARKET FUNDS (Cost $26,816)		26,816
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $767,416)		819,963
NET OTHER ASSETS - 0.4%		3,641
NET ASSETS - 100%		$ 823,604
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $400,000 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $217,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneprot, Inc. Series A	7/7/00	$ 341
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $776,914,000. Net unrealized appreciation aggregated $43,049,000, of which $105,194,000 related to appreciated investment securities and $62,145,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 22, 2004